Revenue - Summary of Contract Assets and Liabilities From Contracts With Customers (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of Receivables, customer finance, contract assets and contract liabilities [abstract]
Account receivables	₩ 8,819,617	₩ 8,795,470
Due from customers for contract work	737,712	647,385
Advance received	1,278,731	1,547,247
Due to customers for contract work	641,064	751,933
Unearned revenue	₩ 91,872	₩ 77,657